Equity Plans -Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Intrinsic Value (Detail) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Outstanding	11,468,275
Granted	0
Exercised	(1,353,145)
Forfeited and expired	(632,419)
Outstanding	9,482,711		11,468,275	11,468,275
Exercisable	5,874,426
Outstanding	$ 0.36
Exercised	0.27
Forfeited and expired	0.27
Outstanding	0.35		$ 0.36	$ 0.36
Exercisable	$ 0.39
Outstanding	7 years 8 months 12 days			8 years 1 month 6 days
Outstanding	7 years 8 months 12 days			8 years 1 month 6 days
Exercisable	7 years 8 months 12 days
Outstanding	$ 46,839,000
Exercised	7,104,000	$ 500,000
Outstanding	31,454,000		$ 46,839,000	$ 46,839,000
Exercisable	$ 19,258,000
Rigetti Holdings Inc [Member]
Outstanding	11,468,275	13,385,716		13,385,716
Granted				49,187
Exercised				(1,404,966)
Forfeited and expired				(561,662)
Outstanding			11,468,275	11,468,275	13,385,716
Exercisable			6,136,458	6,136,458
Outstanding	$ 0.36	$ 0.34		$ 0.34
Granted				0.27
Exercised				0.27
Forfeited and expired				0.27
Outstanding			$ 0.36	0.36	$ 0.34
Exercisable			$ 0.39	$ 0.39
Outstanding				8 years 1 month 6 days	9 years
Outstanding				8 years 1 month 6 days	9 years
Exercisable			7 years 10 months 24 days
Outstanding	$ 60,676,901
Exercised			$ 5,775,751
Outstanding			60,676,901	$ 60,676,901
Exercisable			$ 32,073,020	$ 32,073,020